Summary of Significant Accounting Policies - Options to extend or terminate a lease (Table) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020
Hector N [Member] | Extention For Six Months [Member] | Extention 1 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		$ 11,356
Hector N [Member] | Extention For Six Months I I [Member] | Extention 2 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		12,591
Perseus N [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		13,825
Nave Pyxis [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,023
Star N [Member] | Extention For Four Months I I [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		11,603
Nave Bellatrix [Member] | Extention For Three Months [Member] | Extention 1 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		12,838
Nave Bellatrix [Member] | Extention For Three I I Months [Member] | Extention 2 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		13,578
Nave Pulsar [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		15,553
Nave Rigel [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		17,063
Nave Cetus [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		17,063
Nave Equinox [Member] | Optional Six Month Period [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		16,294
Nave Alderamin [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,438
Nave Orion [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,438
Nave Capella [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,438
Nave Estella [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,630
Nave Titan [Member] | Extention For Four Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,072
Nave Atria [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		14,072
Nave Aquila [Member] | Extention For Four Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		12,838
Nave Velocity [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		13,331
Nave Sextans [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		15,689
Nave Jupiter [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		15,990
Nave Dorado [Member] | Extention For Three Months [Member] | Extention 1 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		7,653
Nave Dorado [Member] | Extention For Three I I Months [Member] | Extention 3 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		11,850
Nave Dorado [Member] | Extention For Four Months [Member] | Extention 2 [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		9,875
Nave Luminosity [Member] | One optional year [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		$ 18,022
Nave Spherical [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment		100% of BITR TD3C-TCE index plus $5,000
Lessor, Operating Lease, Basis Spread On Variable Lease Payment		$ 5,000
Nave Spherical [Member] | Extention For One Year [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment		TD3C-TCE index plus $1,500
Lessor, Operating Lease, Basis Spread On Variable Lease Payment		$ 1,500
Nave Galactic [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment		BITR TD3C-TCE index up to $38,759
Lessor, Operating Lease, Basis Spread On Variable Lease Payment		$ 38,759
Nave Galactic [Member] | Extention For Six Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		$ 17,775
Nave Universe [Member]
Property, Plant and Equipment [Line Items]
Lessor, Operating Lease, Variable Lease Payment		BITR TD3C-TCE index up to $38,759
Lessor, Operating Lease, Basis Spread On Variable Lease Payment		$ 38,759
Nave Universe [Member] | Extension for six months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		17,775
Nave Constellation [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate	$ 48,153
Nave Constellation [Member] | Extention For Two Months [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		8,888
Baghdad [Member] | Extention For Five Years [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		29,751
Erbil [Member] | Extention For Five Years [Member]
Property, Plant and Equipment [Line Items]
Charter hire daily rate		$ 29,751